EQUITY - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 Shares $ / shares	Dec. 31, 2020 Shares $ / shares
Disclosure of classes of share capital [abstract]
Options outstanding at the beginning of the year - Number of options | Shares	3,154,870	2,940,000
Options granted during the year - Number of options | Shares	2,964,265	905,000
Options exercised during the year - Number of options | Shares	(517,346)	(160,193)
Options forfeited during the year - Number of options | Shares	(158,544)	(529,937)
Options outstanding at the end of year - Number of options | Shares	5,443,245	3,154,870
Options exercisable at the end of year - Number of options | Shares	1,888,480	1,328,770
Options outstanding at the beginning of the year - Weighted average exercise price | $ / shares	$ 2.2	$ 1.6
Options granted during the year - Weighted average exercise price | $ / shares	6.2	4.24
Options exercised during the year - Weighted average exercise price | $ / shares	2.43	1.8
Options forfeited during the year - Weighted average exercise price | $ / shares	4.08	1.8
Options outstanding at the end of year - Weighted average exercise price | $ / shares	3.91	2.2
Options exercisable at the end of year - Weighted average exercise price | $ / shares	$ 2	$ 1.8